Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Partners’ capital:
Common unitholders – public, units outstanding	21,509,651	17,255,208
Common unitholder – Valero, units outstanding	15,018,602	11,539,989
Subordinated unitholder – Valero, units outstanding	28,789,989	28,789,989
General partner – Valero, units outstanding	1,332,829	1,175,102